Summary of significant accounting policies (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥) $ / ¥	Dec. 31, 2020 USD ($) $ / ¥	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Summary of significant accounting policies
Currency translation adjustment	¥ (52,185)	$ (7,998)	¥ 14,685	¥ 59,658
Translation rate calculated for buying rate	6.5250	6.5250